Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months	$ 96,943,246
Contract receivable, due in year two	35,963,541
Contract receivable, due in year three	656,712
Long-term Debt		$ 85,881,055
Insurance Claims Receivable	$ 61,646,469
MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Percentage of outstanding Loan balance	49.00%
Joint Venture [Member] | MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Financial Guarantee [Member] | Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt	$ 23,620,000
Accrued Interest	$ 338,316